UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [ X ]; Amendment Number: 1

This Amendment (Check only one.): [ X ] is a restatement
                                  [  ] adds new holdings entries.
Institutional Investment Manage Filing this Report:

Name:     Hillswick Asset Management, LLC
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Gallardo
Title:  Chief Compliance Officer
Phone:  203-425-1440
Signature, Place, and Date
Veronica Gallardo, Stamford, CT, March 7, 2005

Report type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers: 0
Form 13F Information Table Entry Total: 83
Form 13F Information Table Value Total: $12,983,554

List of Other Included Managers:
01
02
03

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FORM 13F INFORMATION TABLE
	Title		Value	Shares/	SH/	Investment	Other		Voting
Name of Issuer	of Class	Cusip	(x $1000)	PRN AMT	PRN	Discretion Managers		Authority
Arch Coal Inc	COM	039380100	   117 	    3,300 	 SH 	 sole 	1	2	none
Acxiom Corp	COM	005125109	   134 	    5,100 	 SH 	 sole 	1	2	none
Affiliated Managers Group	COM	008252108	   149 	    2,200 	 SH 	 sole 	1	2	none
Anteon International Corp	COM	03674E108	   134 	    3,200 	 SH 	 sole 	1	2	none
Arbinet Thexchange Inc	COM	03875P100	   114 	    4,600 	 SH 	 sole 	1	2	none
American Science & Engineering	COM	029429107	  338 	    8,200 	 SH 	 sole 	1	2	none
Audiocodes Ltd	COM	M15342104	  247 	   14,900 	 SH 	 sole 	1	2	none
Best Buy Co Inc	COM	086516101	   131 	    2,200 	 SH 	 sole 	1	2	none
Celebrate Express Inc	COM	15100A104	   194 	   10,200 	 SH 	 sole 	1	2	none
Bucyrus International Inc-A	COM	118759109	   146 	    3,600 	 SH 	 sole 	1	2	none
Cabela's Inc-CL A	COM	126804301	   107 	    4,700 	 SH 	 sole 	1	2	none
Cheesecake Factory (The)	COM	163072101	   132 	    4,050 	 SH 	 sole 	1	2	none
CB Richard Ellis Group Inc-A	COM	12497T101	   158 	    4,700 	 SH 	 sole 	1	2	none
Champion Enterprises Inc	COM	158496109	   138 	   11,700 	 SH 	 sole 	1	2	none
Candela Corp	COM	136907102	   108 	    9,550 	 SH 	 sole 	1	2	none
Coach Inc	COM	189754104	   152 	    2,700 	 SH 	 sole 	1	2	none
Cooper Cos Inc	COM	216648402	   155 	    2,200 	 SH 	 sole 	1	2	none
Carter's Inc	COM	146229109	   119 	    3,500 	 SH 	 sole 	1	2	none
Charles River Laboratories	COM	159864107	   110 	    2,400 	 SH 	 sole 	1	2	none
CTI Molecular Imaging Inc	COM	22943D105	   152 	   10,700 	 SH 	 sole 	1	2	none
Ctrip.com International-ADR	COM	22943F100	   115 	    2,500 	 SH 	 sole 	1	2	none
Cognizant Tech Solutions Crp	COM	192446102	  262 	    6,200 	 SH 	 sole 	1	2	none
Commercial Vehicle Group Inc	COM	202608105	   153 	    7,000 	 SH 	 sole 	1	2	none
Direct General Corp	COM	25456W204	   132 	    4,100 	 SH 	 sole 	1	2	none
Digitas Inc	COM	25388K104	     -   	       50 	 SH 	 sole 	1	2	none
EGL Inc	COM	268484102	   135 	    4,500 	 SH 	 sole 	1	2	none
Educate Inc	COM	28138P100	   181 	   13,700 	 SH 	 sole 	1	2	none
Estee Lauder Companies-CL A	COM	518439104	  243 	    5,300 	 SH 	 sole 	1	2	none
Foxhollow Technologies In	COM	35166A103	   130 	    5,300 	 SH 	 sole 	1	2	none
Guitar Center Inc	COM	402040109	   153 	    2,900 	 SH 	 sole 	1	2	none
Hologic Inc	COM	436440101	   162 	    5,900 	 SH 	 sole 	1	2	none
Harris Interactive Inc	COM	414549105	   136 	   17,200 	 SH 	 sole 	1	2	none
Interline Brands Inc	COM	458743101	   118 	    6,700 	 SH 	 sole 	1	2	none
Intralase Corp	COM	461169104	    80 	    3,400 	 SH 	 sole 	1	2	none
Inamed Corp	COM	453235103	   145 	    2,300 	 SH 	 sole 	1	2	none
IPayment Inc	COM	46262E105	   124 	    2,500 	 SH 	 sole 	1	2	none
Intuitive Surgical Inc	COM	46120E602	   160 	    4,000 	 SH 	 sole 	1	2	none
Jakks Pacific Inc	COM	47012E106	   175 	    7,900 	 SH 	 sole 	1	2	none
Joy Global Inc	COM	481165108	   313 	    7,200 	 SH 	 sole 	1	2	none
Kinetic Concepts Inc	COM	49460W208	  244 	    3,200 	 SH 	 sole 	1	2	none
Kerzner International Ltd	COM	P6065Y107	   192 	    3,200 	 SH 	 sole 	1	2	none
Laserscope	COM	518081104	  273 	    7,600 	 SH 	 sole 	1	2	none
Life Time Fitness Inc	COM	53217R207	  282 	   10,900 	 SH 	 sole 	1	2	none
Mercantile Bank Corp	COM	587376104	  220 	    5,565 	 SH 	 sole 	1	2	none
MIPS Technologies Inc	COM	604567107	   134 	   13,600 	 SH 	 sole 	1	2	none
MatrixOne Inc	COM	57685P304	   140 	   21,300 	 SH 	 sole 	1	2	none
MSC Industrial Direct Co-A	COM	553530106	   122 	    3,400 	 SH 	 sole 	1	2	none
Microstrategy Inc-CL A	COM	594972408	   151 	    2,500 	 SH 	 sole 	1	2	none
Niku Corp	COM	654113703	   171 	    8,500 	 SH 	 sole 	1	2	none
Ness Technologies Inc	COM	64104X108	  278 	   18,700 	 SH 	 sole 	1	2	none
PF Chang's China Bistro Inc	COM	69333Y108	  282 	    5,000 	 SH 	 sole 	1	2	none
Performance Food Group Co	COM	713755106	    1 	       50 	 SH 	 sole 	1	2	none
Pacificare Health Systems Inc	COM	695112102	   124 	    2,200 	 SH 	 sole 	1	2	none
Polyone Corporation	COM	73179P106	   142 	   15,700 	 SH 	 sole 	1	2	none
Pharmaceutical Product Devel	COM	717124101	   140 	    3,400 	 SH 	 sole 	1	2	none
Primus Guaranty Ltd	COM	G72457107	   141 	    8,600 	 SH 	 sole 	1	2	none
Providence Service Corp	COM	743815102	   136 	    6,500 	 SH 	 sole 	1	2	none
Psychiatric Solutions Inc.	COM	74439H108	   143 	    3,900 	 SH 	 sole 	1	2	none
Pixelworks Inc	COM	72581M107	   113 	   10,000 	 SH 	 sole 	1	2	none
QC Holdings Inc	COM	74729T101	   144 	    7,500 	 SH 	 sole 	1	2	none
Signature Bank 	COM	82669g104	   152 	    4,700 	 SH 	 sole 	1	2	none
Safenet Inc	COM	78645R107	   143 	    3,900 	 SH 	 sole 	1	2	none
Shopping.com Ltd	COM	M8405Q102	   127 	    4,500 	 SH 	 sole 	1	2	none
SINA Corp	COM	G81477104	   192 	    6,000 	 SH 	 sole 	1	2	none
Spinnaker Exploration Co	COM	84855W109	   112 	    3,200 	 SH 	 sole 	1	2	none
Symmetry Medical Inc	COM	871546206	  257 	   12,200 	 SH 	 sole 	1	2	none
Greenfield Online	COM	395150105	   141 	    6,400 	 SH 	 sole 	1	2	none
Argon ST Inc	COM	040149106	    53 	    1,500 	 SH 	 sole 	1	2	none
Tractor Supply Company	COM	892356106	  272 	    7,300 	 SH 	 sole 	1	2	none
Tower Group Inc	COM	891777104	   162 	   13,500 	 SH 	 sole 	1	2	none
Texas Roadhouse Inc - Class A	COM	882681109	   157 	    5,300 	 SH 	 sole 	1	2	none
United Natural Foods Inc	COM	911163103	   124 	    4,000 	 SH 	 sole 	1	2	none
Urban Outfitters Inc	COM	917047102	   133 	    3,000 	 SH 	 sole 	1	2	none
Ventana Medical Systems	COM	92276H106	   147 	    2,300 	 SH 	 sole 	1	2	none
Verint Systems Inc.	COM	92343X100	   134 	    3,700 	 SH 	 sole 	1	2	none
Ventiv Health Inc	COM	922793104	   134 	    6,600 	 SH 	 sole 	1	2	none
WellCare Health Plans Inc	COM	94946T106	  276 	    8,500 	 SH 	 sole 	1	2	none
Whole Foods Market Inc	COM	966837106	   133 	    1,400 	 SH 	 sole 	1	2	none
Great Wolf Resorts Inc	COM	391523107	   134 	    6,000 	 SH 	 sole 	1	2	none
Williams-Sonoma Inc	COM	969904101	   109 	    3,100 	 SH 	 sole 	1	2	none
Wintrust Financial Corp	COM	97650W108	   120 	    2,100 	 SH 	 sole 	1	2	none
Wolverine World Wide Inc	COM	978097103	   123 	    3,900 	 SH 	 sole 	1	2	none
Zilog Inc	COM	989524301	   121 	   15,100 	 SH 	 sole 	1	2	none
